Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum Annual Rental Commitments Under Non-cancelable Leases

Minimum annual rental commitments under non-cancelable leases are as follows:

Years ending December 31,	Amount
2018	$243,000
2019	180,000
2020	180,000
2021	180,000
2022 and thereafter	360,000
TOTAL	$1,143,000